Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2019 (Unaudited)
	Principal
	Amount	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.33%
Freddie Mac Multifamily ML Certificates
2019-ML06, 1.132%, 06/25/2037 (a)	$10,250,000	$1,149,679
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,134,079)		1,149,679

CORPORATE BONDS - 0.78%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.29%
Low Income Investment Fund
3.711%, 07/01/2029	1,000,000	1,038,763
Hospitals - 0.49%
CommonSpirit Health
2.950%, 11/01/2022	1,725,000	1,754,691
TOTAL CORPORATE BONDS (Cost $2,697,216)		2,793,454

MUNICIPAL BONDS - 92.61%
Alabama - 2.14%
Alabama Economic Settlement Authority
3.163%, 09/15/2025	1,565,000	1,606,144
City of Homewood, AL
5.000%, 09/01/2033	1,000,000	1,197,360
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,273,626
Water Works Board of the City of Birmingham
5.000%, 01/01/2040	3,000,000	3,556,680
		7,633,810
Alaska - 0.97%
Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,145,000	1,427,620
CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	2,013,900
		3,441,520
Arizona - 2.16%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2038	2,000,000	2,953,140
5.500%, 07/01/2042	1,545,000	2,337,168
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	325,000	340,561
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	539,550
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	1,500,000	1,513,350
		7,683,769
Arkansas - 0.44%
County of Saline, AR
3.550%, 06/01/2042	1,500,000	1,560,615

California - 7.38%
California School Finance Authority
3.000%, 07/15/2020 (a)(b)	2,120,000	2,122,141
California Statewide Communities Development Authority
6.400%, 06/01/2039	2,395,000	3,249,656
City of Los Angeles, CA Department of Airports
5.000%, 05/15/2033	1,000,000	1,185,800
City of San Diego Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	900,000	962,163
Clovis Unified School District
0.000%, 08/01/2028 (d)	2,000,000	1,681,000
El Camino Healthcare District
0.000%, 08/01/2028 (d)	1,435,000	1,196,847
M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,763,780
Palmdale Elementary School District
0.000%, 08/01/2028 (d)	500,000	414,525
Ravenswood City School District
5.000%, 08/01/2038	1,260,000	1,495,595
Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,229,300
San Diego Unified School District
0.000%, 07/01/2041 (d)	2,000,000	2,064,500
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	637,478
San Mateo Foster City Public Financing Authority
5.000%, 08/01/2049	2,000,000	2,503,780
St. Helena Unified School District
0.000%, 06/01/2036 (d)	2,805,000	3,342,382
University of California
4.601%, 05/15/2031	2,110,000	2,441,080
		26,290,027
Colorado - 2.61%
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2034	2,500,000	3,303,200
Colorado Health Facilities Authority
3.125%, 05/15/2027	1,250,000	1,253,450
5.000%, 08/01/2044	500,000	590,760
El Paso County School District No. 49 Falcon
5.000%, 12/15/2031	1,500,000	1,773,375
Public Authority for Colorado Energy
6.500%, 11/15/2038	1,570,000	2,384,139
		9,304,924
District of Columbia - 0.50%
Metropolitan Washington Airports Authority
5.000%, 10/01/2032	1,500,000	1,782,330
Florida - 6.66%
City of Belle Isle, FL
5.500%, 10/01/2022	330,000	346,668
City of Orlando, FL
5.000%, 11/01/2038	1,000,000	1,200,130
County of Miami-Dade, FL
5.000%, 07/01/2043	1,500,000	1,764,315

County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2038	1,655,000	1,897,954
County of Miami-Dade, FL Seaport Revenue
5.750%, 10/01/2028	545,000	627,159
County of Miami-Dade, FL Tax Revenue
5.250%, 10/01/2030	1,020,000	1,340,933
County of Sarasota, FL Utility System Revenue
5.000%, 10/01/2039	2,000,000	2,482,040
Florida Development Finance Corp.
1.900%, 01/01/2049	2,505,000	2,505,952
6.250%, 01/01/2049 (a)	1,000,000	956,700
6.375%, 01/01/2049 (a)	1,250,000	1,186,925
Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,734,855
Sarasota County Health Facilities Authority
3.300%, 01/01/2023	240,000	240,084
School Board of Miami-Dade County
5.000%, 03/15/2039	2,645,000	3,101,262
School District of Broward County
5.000%, 07/01/2040	2,500,000	3,059,675
Seminole County Industrial Development Authority
10.000%, 12/28/2021 (a)(b)	905,000	1,190,220
Venetian Community Development District
5.000%, 05/01/2023	100,000	103,594
		23,738,466
Georgia - 1.57%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	325,000	352,033
Brookhaven Development Authority
5.000%, 07/01/2039	750,000	926,212
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,912,235
Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	605,910
Main Street Natural Gas, Inc.
5.000%, 09/01/2026	1,500,000	1,788,930
		5,585,320
Hawaii - 1.02%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,321,760
State of Hawaii
5.000%, 01/01/2038	1,885,000	2,311,199
		3,632,959
Illinois - 5.44%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024 (d)	815,000	753,027
Boone Mchenry & Dekalb Counties Community Unit School District No. 100
0.000%, 12/01/2023 (d)	1,135,000	1,065,969
0.000%, 12/01/2024 (d)	520,000	477,849
Chicago Board of Education
0.000%, 12/01/2022 (d)	840,000	795,799

Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,171,970
Chicago Transit Authority
5.000%, 06/01/2024	750,000	854,625
5.250%, 12/01/2036	1,500,000	1,591,710
Cook County School District No. 103
0.000%, 12/01/2022 (d)	850,000	809,346
Illinois Finance Authority
5.000%, 01/01/2034	500,000	582,705
5.000%, 07/01/2037	2,000,000	2,507,720
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026 (d)	2,375,000	2,045,968
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	1,000,000	1,157,650
Railsplitter Tobacco Settlement Authority
5.000%, 06/01/2027	1,000,000	1,202,850
Sales Tax Securitization Corp.
5.000%, 01/01/2027	1,700,000	2,014,126
State of Illinois
6.000%, 06/15/2026	1,575,000	1,907,703
Will County Community Unit School District No. 201
0.000%, 11/01/2020 (d)	430,000	423,494
		19,362,511
Indiana - 5.21%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	579,550
Hammond Multi-School Building Corp.
5.000%, 07/15/2034	2,000,000	2,386,540
Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,174,930
5.500%, 11/15/2026	1,155,000	1,233,667
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,010,000	1,190,396
Indiana Municipal Power Agency
5.000%, 01/01/2042	2,500,000	2,913,350
Indianapolis Local Public Improvement Bond Bank
5.000%, 01/01/2038	1,715,000	2,120,941
5.000%, 01/01/2039	2,500,000	3,070,350
5.250%, 02/01/2039	2,000,000	2,531,120
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,342,813
		18,543,657
Iowa - 0.35%
Iowa Finance Authority
2.875%, 05/15/2049	1,250,000	1,259,100
Kentucky - 0.37%
Grant County School District Finance Corp.
1.400%, 08/01/2022	240,000	238,049
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,088,330
		1,326,379

Louisiana - 2.10%
East Baton Rouge Sewerage Commission
5.000%, 02/01/2039	2,000,000	2,311,400
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	459,696
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 11/01/2032	1,200,000	1,411,680
5.000%, 12/01/2037	1,685,000	2,067,023
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	432,444
5.250%, 05/15/2033	740,000	795,841
		7,478,084
Maryland - 0.44%
City of Rockville, MD
2.500%, 11/01/2024	1,560,000	1,560,530
Massachusetts - 1.50%
Commonwealth of Massachusetts
5.250%, 09/01/2043	2,000,000	2,493,540
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	95,000	99,737
5.000%, 07/01/2028	2,250,000	2,759,580
		5,352,857
Michigan - 1.26%
Battle Creek School District
5.000%, 05/01/2037	775,000	913,926
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,171,800
Detroit City School District
5.250%, 05/01/2027	715,000	891,962
Grand Rapids Public Schools
5.000%, 11/01/2040	1,000,000	1,231,950
Michigan Finance Authority
3.875%, 10/01/2023	250,000	264,613
		4,474,251
Minnesota - 2.38%
City of Minneapolis, MN
3.750%, 11/01/2021	1,000,000	1,000,270
5.000%, 03/01/2029	450,000	471,766
City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,093,510
Dakota County Community Development Agency
3.800%, 07/01/2022	2,000,000	2,008,840
Housing & Redevelopment Authority of the City of St. Paul, MN
3.750%, 09/01/2021	1,000,000	1,001,780
3.750%, 03/01/2021	1,000,000	1,000,320
Kanabec Hospital
2.750%, 12/01/2019	1,000,000	1,000,000
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	893,078
		8,469,564
Missouri - 2.01%
Jackson County School District
5.500%, 03/01/2035	1,015,000	1,339,567
5.500%, 03/01/2037	990,000	1,302,899

Kansas City Land Clearance Redevelopment Authority
4.375%, 02/01/2031 (a)	1,000,000	1,082,280
Maryland Heights Industrial Development Authority
5.000%, 03/15/2039	1,000,000	1,090,470
Missouri Joint Municipal Electric Utility Commission
5.000%, 12/01/2040	2,000,000	2,341,960
		7,157,176
Nebraska - 0.73%
Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,609,820
Nevada - 2.61%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,372,559
County of Clark Department of Aviation
5.000%, 07/01/2041	2,500,000	3,105,650
County of Washoe, NV
5.000%, 02/01/2042	2,000,000	2,436,180
Las Vegas Convention & Visitors Authority
5.000%, 07/01/2043	2,000,000	2,389,640
		9,304,029
New Jersey - 2.32%
Garden State Preservation Trust
5.750%, 11/01/2028	960,000	1,202,563
New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	1,030,560
5.500%, 01/01/2027	300,000	343,974
6.425%, 12/15/2035	1,800,000	1,842,570
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2027	750,000	916,642
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027 (d)	2,150,000	1,805,764
0.000%, 12/15/2030 (d)	1,500,000	1,138,890
		8,280,963
New Mexico - 0.20%
City of Santa Fe, NM
2.250%, 05/15/2024	700,000	700,791
New York - 5.18%
City of New York, NY
5.000%, 12/01/2037	2,000,000	2,481,080
6.246%, 06/01/2035	2,000,000	2,040,820
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2040	5,000,000	6,105,900
New York City Water & Sewer System
5.000%, 06/15/2040	2,000,000	2,452,880
New York Liberty Development Corp.
5.250%, 10/01/2035	845,000	1,150,882
New York State Dormitory Authority
5.000%, 03/15/2041	2,000,000	2,455,140
Port Authority of New York & New Jersey
5.000%, 09/01/2032	1,525,000	1,749,693
		18,436,395

North Carolina - 0.28%
North Carolina Medical Care Commission
3.550%, 10/01/2024	1,000,000	1,002,680
North Dakota - 0.82%
City of Horace, ND
2.500%, 08/01/2021	2,000,000	2,012,040
City of Mandan, ND
2.750%, 09/01/2041	915,000	911,001
		2,923,041
Ohio - 2.55%
City of Cleveland, OH Income Tax Revenue
5.000%, 10/01/2037	825,000	918,275
County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,509,768
Dayton City School District
5.000%, 11/01/2031	1,000,000	1,313,580
Franklin County Convention Facilities Authority
5.000%, 12/01/2046	2,000,000	2,440,600
Highland Local School District
5.250%, 12/01/2054	1,500,000	1,668,570
State of Ohio
5.000%, 01/01/2033	1,000,000	1,232,570
		9,083,363
Oregon - 0.96%
Benton & Linn Counties Consolidated School District No. 509J & 509A
0.000%, 06/15/2038 (d)	1,455,000	1,747,935
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	504,693
Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	1,000,000	1,165,400
		3,418,028
Pennsylvania - 4.44%
Berks County Industrial Development Authority
3.200%, 05/15/2021	565,000	566,480
Commonwealth Financing Authority
5.000%, 06/01/2034	1,000,000	1,217,220
5.000%, 06/01/2035	500,000	605,370
Delaware Valley Regional Finance Authority
2.074%, 09/01/2048	1,000,000	1,007,930
5.500%, 08/01/2028	2,850,000	3,599,122
Hopewell Area School District
0.000%, 09/01/2026 (d)	900,000	787,500
Montour School District
5.000%, 04/01/2035	1,825,000	2,129,848
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	878,858
Pennsylvania Turnpike Commission
6.000%, 12/01/2030	625,000	799,275
6.375%, 12/01/2038	2,000,000	2,612,600
Philadelphia Authority for Industrial Development
0.000%, 04/15/2021 (d)	1,025,000	994,158
Scranton School District
5.000%, 12/01/2035	500,000	599,745
		15,798,106

Puerto Rico - 1.73%
Children's Trust Fund
5.375%, 05/15/2033	1,590,000	1,614,136
Puerto Rico Convention Center District Authority
4.500%, 07/01/2036	1,900,000	1,905,149
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2024 (d)	1,963,000	1,721,257
0.000%, 07/01/2029 (d)	1,233,000	913,369
		6,153,911
Rhode Island - 1.18%
City of Cranston, RI
5.000%, 08/01/2039	1,950,000	2,395,984
Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	1,018,487
5.000%, 12/01/2025	525,000	616,513
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	175,000	175,506
		4,206,490
South Carolina - 0.89%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	1,000,000	1,362,130
South Carolina Ports Authority
5.250%, 07/01/2055	260,000	313,526
5.250%, 07/01/2055	1,240,000	1,495,279
		3,170,935
Texas - 13.49%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,541,765
Alvin Texas Independent School District
5.000%, 02/15/2038	2,095,000	2,521,626
Arlington Higher Education Finance Corp.
2.550%, 12/01/2029	1,850,000	1,837,142
5.000%, 02/15/2030	1,000,000	1,163,340
Bexar County Hospital District
5.000%, 02/15/2038	2,135,000	2,602,010
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,091,168
City of San Antonio, TX
5.000%, 08/01/2037	5,015,000	6,237,707
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2044	1,000,000	1,227,470
Colony Economic Development Corp.
7.250%, 10/01/2042	1,500,000	1,720,335
County of Bexar, TX
5.000%, 06/15/2039	1,265,000	1,524,578
County of Harris, TX
1.950%, 08/15/2035	1,020,000	965,257
5.000%, 08/15/2034	1,000,000	1,191,990
Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	1,104,160

El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,486,475
Grand Parkway Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,443,700
Harris County-Houston Sports Authority
5.000%, 11/15/2027	500,000	570,645
North East Independent School District
5.250%, 02/01/2030	1,025,000	1,359,775
5.250%, 02/01/2035	1,000,000	1,430,210
North Texas Tollway Authority
5.000%, 01/01/2043	1,500,000	1,790,505
8.910%, 02/01/2030	1,729,000	1,748,901
Socorro Independent School District
5.000%, 08/15/2039	2,000,000	2,407,560
State of Texas
5.500%, 08/01/2033	1,000,000	1,221,500
Tarrant County Cultural Education Facilities Finance Corp.
3.875%, 11/15/2022	730,000	730,650
5.000%, 07/01/2036	1,500,000	1,831,590
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,840,000	2,141,392
United Independent School District
5.000%, 08/15/2037	2,580,000	3,152,089
		48,043,540
Utah - 1.08%
County of Utah
5.000%, 05/15/2041	1,500,000	1,758,255
Utah Charter School Finance Authority
5.000%, 10/15/2035	1,500,000	1,724,265
6.300%, 07/15/2032	335,000	358,122
		3,840,642
Vermont - 0.09%
Vermont Economic Development Authority
5.000%, 05/01/2021	300,000	310,329
Washington - 4.70%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026 (d)	450,000	401,521
Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,703,190
Spokane County School District No. 81
5.000%, 12/01/2036	2,000,000	2,525,620
State of Washington
5.000%, 08/01/2039	5,000,000	6,173,550
Washington Health Care Facilities Authority
5.000%, 10/01/2038	1,535,000	1,755,395
Washington State Convention Center Public Facilities District
5.000%, 07/01/2048	2,000,000	2,390,840
Washington State Housing Finance Commission
2.375%, 01/01/2026	1,250,000	1,251,238
5.000%, 01/01/2055	500,000	542,345
		16,743,699

West Virginia - 0.56%
Roane County Building Commission
2.550%, 11/01/2021	2,000,000	2,002,180
Wisconsin - 2.29%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,205,130
Plateville Redevelopment Authority
5.000%, 07/01/2022	450,000	469,238
Public Finance Authority
5.000%, 10/01/2044	1,000,000	1,198,450
5.000%, 07/01/2038	2,000,000	2,394,780
5.250%, 05/15/2037 (a)	500,000	564,400
9.000%, 12/01/2029 (a)(b)	1,000,000	1,003,720
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,100,000	1,323,861
		8,159,579
TOTAL MUNICIPAL BONDS (Cost $314,465,237)		329,826,370

SHORT-TERM INVESTMENTS - 5.99%
First American Government Obligations Fund - Class X - 1.559% (c)	21,345,800	21,345,800
TOTAL SHORT-TERM INVESTMENTS (Cost $21,345,800)		21,345,800

Total Investments (Cost $339,642,332) - 99.71%		355,115,303
Other Assets in Excess of Liabilities - 0.29%		1,044,977
TOTAL NET ASSETS - 100.00%		$356,160,280

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Represents an illiquid security. The total market value of these securities were $4,316,081, representing 1.21% of net assets.
(c)	Seven day yield at November 30, 2019.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.